Subsequent Events (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Events (Textual)
Repayments of bank loans		$ 5,954,218	$ 6,252,747	$ 5,560,034
Repayments of notes payable		25,270,011	26,983,488	46,039,616
Proceeds from bank loans		8,175,964	6,150,573	5,318,470
Proceeds from notes payable		$ 35,582,827	$ 30,660,941	$ 42,684,057
Subsequent Event [Member]
Subsequent Events (Textual)
Repayments of bank loans	$ 5,300,000
Repayments of notes payable	800,000
Proceeds from bank loans	3,600,000
Proceeds from notes payable	$ 600,000